CASH AND CASH EQUIVALENTS - Groups time deposit maturity dates and interest rates (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash at banks	$ 3,970,491	$ 10,497,570	$ 13,215,729	$ 3,502,288
Time deposit
CASH AND CASH EQUIVALENTS
Cash at banks	$ 1,352,839	$ 8,398,404	$ 4,082,644	$ 2,099,670
Time deposit | Maturity One
CASH AND CASH EQUIVALENTS
Interest rate	5.00%	3.00%	1.00%	0.85%
Cash at banks	$ 214	$ 7,409,009	$ 2,565,340	$ 2,005,323
Time deposit | Maturity Two
CASH AND CASH EQUIVALENTS
Interest rate	25.00%	14.00%	1.00%	13.00%
Cash at banks	$ 38,725	$ 695,250	$ 879,598	$ 94,347
Time deposit | Maturity Three
CASH AND CASH EQUIVALENTS
Interest rate	15.00%	15.00%	17.00%
Cash at banks	$ 425,975	$ 128,354	$ 457,648
Time deposit | Maturity Four
CASH AND CASH EQUIVALENTS
Interest rate	23.00%	15.00%	20.00%
Cash at banks	$ 89,068	$ 106,962	$ 180,058
Time deposit | Maturity Five
CASH AND CASH EQUIVALENTS
Interest rate	35.70%	20.00%
Cash at banks	$ 566,507	$ 58,829
Time deposit | Maturity Six
CASH AND CASH EQUIVALENTS
Interest rate	41.00%
Cash at banks	$ 232,350